Stock-Based Compensation - Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock based compensation expense
Total stock-based compensation expense, before income taxes	$ 37	$ 30	$ 26
Income tax benefit	(9)	(11)	(10)
Total stock-based compensation expense, net of income taxes	28	19	16
Unrecognized compensation cost for all stock-based compensation awards	$ 33
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1 year 7 months 6 days
Tax benefit from exercise of stock options and other awards	$ 9
Selling, general and administrative expense
Stock based compensation expense
Total stock-based compensation expense, before income taxes	33	27	23
System operations expense
Stock based compensation expense
Total stock-based compensation expense, before income taxes	4	3	3
Long-Term Incentive Plans | Stock Options
Stock based compensation expense
Total stock-based compensation expense, before income taxes	2	6	11
Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation expense
Total stock-based compensation expense, before income taxes	21	19	14
Long-Term Incentive Plans | Performance Shares
Stock based compensation expense
Total stock-based compensation expense, before income taxes	13	4	0
Non-Employee Directors' Plan
Stock based compensation expense
Total stock-based compensation expense, before income taxes	$ 1	$ 1	$ 1